Condensed Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total		Total Molycorp Stockholders' Equity	Common Stock	Series A Mandatory Convertible Preferred Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling interest	Common Class A	Molymet	Molymet Total Molycorp Stockholders' Equity	Molymet Common Stock	Molymet Additional Paid-In Capital	Molycorp Canada Total Molycorp Stockholders' Equity	Molycorp Canada Common Stock	Molycorp Canada Additional Paid-In Capital	Molycorp Canada Noncontrolling interest	Molycorp Silmet Total Molycorp Stockholders' Equity	Molycorp Silmet Common Stock	Molycorp Silmet Additional Paid-In Capital	Molycorp Silmet Noncontrolling interest
Balance at beginning of the period at Dec. 31, 2008	$ 78,076		$ 78,076			$ 92,111		$ (14,074)		$ 39
Balance at the beginning of the period (in shares) at Dec. 31, 2008										38,829,225
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	241		241			241
Stock issued during the period, value	18,004		18,004			18,000				4
Stock issued during the period, shares										3,844,858
Net (loss) income	(28,587)	[1]	(28,587)					(28,587)
Conversion of Short Term Borrowings from Member Plus Related Accrued Interest in Common, Shares										2,303,033
Conversion of Short Term Borrowings from Member Plus Related Accrued Interest in Common Shares Value	6,831		6,831			6,829				2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										21,069
Stock Issued During Period, Value, Stock Options Exercised	50		50			50
Balance at end of the period at Dec. 31, 2009	74,615		74,615			117,231		(42,661)		45
Balance at the end of the period (in shares) at Dec. 31, 2009										44,998,185
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	76		76			76
Stock-based compensation (in shares)				37,500
Stock issued during the period, value	15,000		15,000			14,994				6
Stock issued during the period, shares										5,767,670
Issuance of shares for conversion of convertible securities, value				51						(51)
Issuance of shares for conversion of convertible securities, shares				50,892,260						50,892,260
Net (loss) income	(50,774)		(50,774)					(50,774)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										126,405
Stock Issued During Period, Value, Stock Options Exercised	300		300			300
Stock Issued During Period, Shares, Initial Public Offering				29,128,700
Stock Issued During Period, Value, Initial Public Offering	378,633		378,633	29		378,604
Stock Issued During Period, Shares, Conversion of Convertible Securities Net of Adjustments				2,232,740
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	28,663		28,663	2		28,661
Balance at end of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the end of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the end of the period (in shares) at Dec. 31, 2010				82,291,200
Increase (Decrease) in Stockholders' Equity
Sale of Series A mandatory convertible preferred stock, net of underwriting fees and other offering costs	199,642		199,642		2	199,640
Sale of Series A mandatory convertible preferred stock, net of underwriting fees and other offering costs (in shares)					2,070,000
Stock-based compensation	4,042		4,042			4,042
Stock-based compensation (in shares)				11,570
Issuance of shares for interest in subsidiary	81,475																		72,655	2	72,653	8,820
Issuance of shares for interest in subsidiary, (in shares)																				1,593,419
Component of convertible debt	36,227		36,227			36,227
Deferred taxes on component of convertible debt	13,437		13,437			13,437
Net (loss) income	91,660		90,947					90,947	713
Preferred dividends	(6,167)		(6,167)					(6,167)
Other comprehensive loss	(4,240)		(3,817)				(3,817)		(423)
Balance at the end of the period at Sep. 30, 2011	862,589		853,479	84	2	865,865	(3,817)	(8,655)	9,110
Balance at the end of the period (in shares) at Sep. 30, 2011				83,896,189	2,070,000
Balance at the beginning of period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at beginning of the period at Dec. 31, 2010	446,513		446,513	82		539,866		(93,435)
Balance at the beginning of the period (in shares) at Dec. 31, 2010				82,291,200
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	4,671		4,671			4,671
Stock-based compensation (in shares)				11,424
Issuance of shares for interest in subsidiary	81,475		72,655	2		72,653			8,820
Issuance of shares for interest in subsidiary, (in shares)				1,593,419
Component of convertible debt	36,227		36,227			36,227
Deferred taxes on component of convertible debt	(14,138)		(14,138)			(14,138)
Net (loss) income	118,334		117,526					117,526	808
Preferred dividends	(9,013)		(9,013)					(9,013)
Other comprehensive loss	(8,481)		(8,058)				(8,058)		(423)
Stock Issued During Period, Shares, Mandatory Convertible Preferred Stock					2,070,000
Stock Issued During Period, Value, Mandatory Convertible Preferred Stock	199,642		199,642		2	199,640
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	10,000		795			372	423		9,205
Balance at end of the period at Dec. 31, 2011	845,230		845,230	84	2	838,547	(8,481)	15,078
Balance at the end of the period at Dec. 31, 2011	845,230		845,230	84	2	838,547	(8,481)	15,078
Balance at the end of the period (in shares) at Dec. 31, 2011				83,896,043	2,070,000
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	3,764		3,764	0		3,764
Stock adjustment/reversals during period (in shares)				(601)
Stock issued during the period, value	132,130		132,130	14		132,116					390,093	390,093	12	390,081
Stock issued during the period, shares				13,800,000									12,500,000
Issuance of shares for interest in subsidiary	299,905														284,144	14	284,130	15,761
Issuance of shares for interest in subsidiary, (in shares)																13,862,286
Component of convertible debt	71,801		71,801			71,801
Deferred taxes on component of convertible debt	(27,106)		(27,106)			(27,106)
Issuance of shares for conversion of convertible securities, value	1,421		1,421			1,421
Issuance of shares for conversion of convertible securities, shares				99,723
Issuance of Borrowed Shares, value	25		25	14		11
Issuance of Borrowed Shares, shares				13,800,000
Net (loss) income	(85,856)		(89,976)					(89,976)	4,120
Preferred dividends	(8,539)		(8,539)			(8,539)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(551)								(551)
Other comprehensive loss	(1,165)		(1,165)				(1,165)
Balance at end of the period at Sep. 30, 2012	1,601,822
Balance at the end of the period at Sep. 30, 2012	$ 1,621,152		$ 1,601,822	$ 138	$ 2	$ 1,686,226	$ (9,646)	$ (74,898)	$ 19,330
Balance at the end of the period (in shares) at Sep. 30, 2012				137,957,451	2,070,000

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.